Expense Example, No Redemption - PIMCO RAE PLUS Small Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	494	745	1,015	1,786	199	615	1,057	2,285